Financial structure and financial costs	12 Months Ended
Dec. 31, 2021
Financial structure and financial costs
Financial structure and financial costs

Note 15 Financial structure and financial costs

15.1 FINANCIAL DEBT AND DERIVATIVE FINANCIAL INSTRUMENTS

A)  Non-current financial debt and derivative financial instruments

As of December 31, 2021
(M$)
(Assets) / Liabilities	Secured	Unsecured	Total
Non-current financial debt	7,720	41,792	49,512
of which hedging instruments of non-current financial debt (liabilities)	–	1,498	1,498
Non-current financial assets	(847)	(1,557)	(2,404)
of which hedging instruments of non-current financial debt (assets)	–	(787)	(787)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	6,873	40,235	47,108
Variable rate bonds or bonds after fair value hedge	–	12,820	12,820
Fixed rate bonds or bonds after cash flow hedge	–	27,147	27,147
Other floating rate debt	15	634	649
Other fixed rate debt	61	363	424
Lease obligations	7,644	-	7,644
Non-current financial assets excluding derivative financial instruments	(847)	(675)	(1,522)
Non-current instruments held for trading	–	(54)	(54)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	6,873	40,235	47,108

As of December 31, 2020
(M$)
(Assets) / Liabilities	Secured	Unsecured	Total
Non-current financial debt	7,849	52,354	60,203
of which hedging instruments of non-current financial debt (liabilities)	–	1,615	1,615
Non-current financial assets	(1,019)	(3,762)	(4,781)
of which hedging instruments of non-current financial debt (assets)	–	(3,221)	(3,221)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	6,830	48,592	55,422
Variable rate bonds or bonds after fair value hedge	–	16,553	16,553
Fixed rate bonds or bonds after cash flow hedge	–	28,080	28,080
Other floating rate debt	40	3,944	3,984
Other fixed rate debt	73	438	511
Lease obligations	7,736	–	7,736
Non-current financial assets excluding derivative financial instruments	(1,019)	(432)	(1,451)
Non-current instruments held for trading	–	9	9
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	6,830	48,592	55,422

As of December 31, 2019
(M$)
(Assets) / Liabilities	Secured	Unsecured	Total
Non-current financial debt	6,438	41,335	47,773
of which hedging instruments of non-current financial debt (liabilities)	–	1,694	1,694
Non-current financial assets	(164)	(748)	(912)
of which hedging instruments of non-current financial debt (assets)	–	(512)	(512)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	6,274	40,587	46,861
Variable rate bonds or bonds after fair value hedge	–	19,340	19,340
Fixed rate bonds or bonds after cash flow hedge	–	20,499	20,499
Other floating rate debt	72	618	690
Other fixed rate debt	103	322	425
Lease obligations	6,263	–	6,263
Non-current financial assets excluding derivative financial instruments	(164)	(169)	(333)
Non-current instruments held for trading	–	(23)	(23)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	6,274	40,587	46,861

In April 2020, TotalEnergies put in place a new committed syndicated credit line with banking counterparties for an initial amount of USD 6,350 million and with a 12-month tenor (with the option to extend its maturity twice by a further 6 months at TotalEnergies’ hand). On April 1, 2021, TotalEnergies reimbursed in full the balance of this committed syndicated credit line.

The bonds, as of December 31, 2021, after taking into account currency and interest rates swaps fair value, are detailed as follows:

		Amount	Amount	Amount
Bonds after fair value hedge or		after	after	after	Range	Range of initial current rate
variable rate bonds(a)	Currency of	December 31,	December 31,	December 31,	of current	before hedging
(M$)	issuance	2021	2020	2019	maturities	instruments
Bond	USD	5,001	6,253	6,276	2023 - 2028	2.434% - 3.883%
Bond	USD	–	–	300
Bond	CHF	409	410	410	2026 - 2029	0.176% - 0.298%
Bond	NZD	–	–	164
Bond	AUD	71	377	378	2025	4.000%
Bond	EUR	7,528	8,666	9,675	2022 - 2044	0.250% - 3.125%
Bond	EUR	–	–	1,641
Bond	CAD	–	–	92
Bond	GBP	1,524	1,522	2,035	2022 - 2031	1.405% - 2.250%
Bond	HKD	129	129	128	2025	2.920%
Current portion (less than one year)		(2,540)	(2,699)	(3,661)
Principal financing entities(b)		12,122	14,658	17,438
TotalEnergies SE(c)
Bond		1,200	1,200	1,203
Current portion (less than one year)		(1,200)	–	–
Other consolidated subsidiaries		698	695	699
TOTAL VARIABLE RATE BONDS OR BONDS AFTER FAIR VALUE HEDGE		12,820	16,553	19,340

		Amount	Amount	Amount
Bonds after cash flow hedge or		after	after	after	Range	Range of initial current rate
fixed rate bonds	Currency of	December 31,	December 31,	December 31,	of current	before hedging
(M$)	issuance	2021	2020	2019	maturities	instruments
Bond	EUR	15,487	15,259	10,246	2024 - 2044	0.696% - 5.125%
Bond	USD	9,941	11,524	8,565	2022 - 2060	2.829% - 3.461%
Bond	HKD	200	208	202	2026	3.088%
Bond	CHF	1,113	1,134	1,079	2024 - 2027	0.510% - 1.010%
Bond	GBP	1,004	998	982	2024 - 2026	1.250% - 1.660%
Bond	AUD	5	9	5	2025	4.000%
Current portion (less than one year)		(1,000)	(1,500)	(1,250)
Principal financing entities(b)		26,750	27,632	19,829
Other consolidated subsidiaries		397	448	670
TOTAL FIXED RATE BONDS OR BONDS AFTER CASH FLOW HEDGE		27,147	28,080	20,499

(a)	The IBOR rate reform will mainly impact the bonds after fair value hedge, on principal financing entities and TotalEnergies SE, indexed on USLIBOR.

At December 31 2021, the amount of the bonds after fair value hedge (both non-current and current portions) on principal financing entities and TotalEnergies SE is $ 15,862 million.

(b)

All debt securities issued through the following subsidiaries are fully and unconditionally guaranteed by TotalEnergies SE as to payment of principal, premium, if any, interest and any other amounts due:

-

TotalEnergies Capital is a wholly and directly owned subsidiary of TotalEnergies SE (except for one share held by each director). It acts as a financing vehicle for TotalEnergies. The repayment of its financial debt (capital, premium and interest) is fully and unconditionally guaranteed by TotalEnergies SE.

-

TotalEnergies Capital Canada Ltd. is a wholly and directly owned subsidiary of TotalEnergies SE. It acts as a financing vehicle for the activities of TotalEnergies in Canada. The repayment of its financial debt (capital, premium and interest) is fully and unconditionally guaranteed by TotalEnergies SE.

-

TotalEnergies Capital International is a wholly and directly owned subsidiary of TotalEnergies SE (except for one share held by each director). It acts as a financing vehicle for TotalEnergies. The repayment of its financial debt (capital, premium and interest) is fully and unconditionally guaranteed by TotalEnergies SE.

(c)

Debt financing of $1.2 billion through a structure combining the issuance of cash-settled convertible bonds with the purchase of cash-settled call options to hedge TotalEnergies' exposure to the exercise of the conversion rights under the bonds. At 31 December 2021, this debt financing is fully presented as a current portion item.

Loan repayment schedule (excluding current portion)

		of which hedging		of which hedging
		instruments		instruments	Non-current net
As of December 31,		of non‑current	Non-current	of non-current	financial debt and
2021	Non‑current	financial debt	financial	financial debt	related financial
(M$)	financial debt	(liabilities)	assets	(assets)	instruments	%
2023	6,143	115	(111)	(51)	6,032	13%
2024	6,506	190	(219)	(103)	6,287	13%
2025	4,471	194	(89)	(51)	4,382	9%
2026	3,348	238	(71)	(34)	3,277	7%
2027 and beyond	29,044	761	(1,914)	(548)	27,130	58%
TOTAL	49,512	1,498	(2,404)	(787)	47,108	100%

		of which hedging		of which hedging
		instruments		instruments	Non-current net
As of December 31,		of non‑current	Non-current	of non-current	financial debt and
2020	Non‑current	financial debt	financial	financial debt	related financial
(M$)	financial debt	(liabilities)	assets	(assets)	instruments	%
2022	9,932	142	(142)	(58)	9,790	18%
2023	5,988	59	(268)	(218)	5,720	10%
2024	6,340	115	(395)	(277)	5,945	11%
2025	4,535	150	(260)	(212)	4,275	8%
2026 and beyond	33,408	1,149	(3,716)	(2,456)	29,692	53%
TOTAL	60,203	1,615	(4,781)	(3,221)	55,422	100%

		of which hedging		of which hedging
		instruments		instruments	Non-current net
As of December 31,		of non‑current	Non-current	of non-current	financial debt and
2019	Non‑current	financial debt	financial	financial debt	related financial
(M$)	financial debt	(liabilities)	assets	(assets)	instruments	%
2021	5,716	204	(101)	(9)	5,615	12%
2022	6,226	433	(148)	(121)	6,078	13%
2023	5,230	106	(67)	(18)	5,163	11%
2024	5,885	139	(87)	(83)	5,798	12%
2025 and beyond	24,716	812	(509)	(281)	24,207	52%
TOTAL	47,773	1,694	(912)	(512)	46,861	100%

Analysis by currency and interest rate

These analyses take into account interest rate and foreign currency swaps to hedge non-current financial net debt.

As of December 31,
(M$)	2021	%	2020	%	2019	%
U.S. Dollar	44,387	94%	48,609	88%	43,276	92%
Euro	1,708	4%	3,144	6%	2,639	6%
Norwegian krone	67	0%	72	0%	81	0%
Other currencies	946	2%	3,597	6%	865	2%
TOTAL	47,108	100%	55,422	100%	46,861	100%

As of December 31,
(M$)	2021	%	2020	%	2019	%
Fixed rate	34,353	73%	34,870	63%	26,985	58%
Floating rate	12,755	27%	20,552	37%	19,876	42%
TOTAL	47,108	100%	55,422	100%	46,861	100%

B)  Current financial assets and liabilities

Current borrowings consist mainly of drawings on commercial papers or treasury bills and of bank loans. These instruments bear interest at rates that are close to market rates. Current deposits beyond three months include initial margins held as part of the Company’s activities on organized markets.

As of December 31,
(M$)
(Assets) / Liabilities	2021	2020	2019
Current financial debt(a)	8,846	11,305	8,710
Current lease obligations	1,390	1,206	1,202
Current portion of non-current financial debt	4,799	4,588	4,907
Current borrowings (note 14)	15,035	17,099	14,819
Current portion of hedging instruments of debt (liabilities)	316	104	424
Other current financial instruments (liabilities)	56	99	63
Other current financial liabilities (note 14)	372	203	487
Current deposits beyond three months	(11,868)	(4,436)	(3,611)
Non-traded marketable securities	(195)	–	(114)
Financial receivables on sub-lease, current	(132)	(111)	(145)
Current portion of hedging instruments of debt (assets)	(42)	(18)	–
Other current financial instruments (assets)	(78)	(65)	(122)
Current financial assets (note 14)	(12,315)	(4,630)	(3,992)
NET CURRENT BORROWINGS	3,092	12,672	11,314

(a)

As of December 31, 2021, December 31, 2020 and December 31, 2019, the current financial debt includes a commercial paper program in TotalEnergies Capital and TotalEnergies Capital Canada Ltd. TotalEnergies Capital and TotalEnergies Capital Canada Ltd. are wholly-owned subsidiaries of TotalEnergies SE. They act as financing vehicles for the activities of TotalEnergies. Their debt securities are fully and unconditionally guaranteed by TotalEnergies SE as to payment of principal, premium, if any, interest and any other amounts due.

C)  Cash flow from (used in) financing activities

The variations of financial debt are detailed as follows:

			Non-cash changes
			Change in
	As of		scope,			Reclassification		As of
	January 1,	Cash	including IFRS 5	Foreign	Changes in	Non-current /		December 31,
(M$)	2021	changes	reclassification	currency	fair value	Current	Other	2021
Non-current financial instruments - assets(a) and non-current financial assets	(4,781)	(290)	1	64	2,432	188	(18)	(2,404)
Non-current financial debt	60,203	(359)	(58)	(183)	(2,377)	(9,254)	1,540	49,512
Non-current financial debt and related financial instruments	55,422	(649)	(57)	(119)	55	(9,066)	1,522	47,108

Current financial instruments - assets(a)	(194)	191	-	8	(45)	(188)	(24)	(252)
Current borrowings	17,099	(11,047)	15	(283)	(158)	9,254	155	15,035
Current financial instruments - liabilities(a)	203	-	1	(11)	179	-	-	372
Current financial debt and related financial instruments	17,108	(10,856)	16	(286)	(24)	9,066	131	15,155

Financial debt and financial assets classified as held for sale	313	-	(306)	(11)	-	-	-	(4)
NET FINANCIAL DEBT	72,843	(11,505)	(347)	(416)	31	-	1,653	62,259
(a)	Fair value or cash flow hedge instruments and other non-hedge debt-related derivative instruments.

			Non-cash changes
			Change in
	As of		scope,			Reclassification		As of
	January 1,	Cash	including IFRS 5	Foreign	Changes in	Non-current /		December 31,
(M$)	2020	changes	reclassification	currency	fair value	Current	Other	2020
Non-current financial instruments - assets(a) and non-current financial assets	(912)	(228)	3	(59)	(2,729)	118	(974)	(4,781)
Non-current financial debt	47,773	15,800	(456)	192	2,973	(8,711)	2,632	60,203
Non-current financial debt and related financial instruments	46,861	15,572	(453)	133	244	(8,593)	1,658	55,422

Current financial instruments - assets(a)	(268)	178	–	(6)	46	(118)	(26)	(194)
Current borrowings	14,819	(6,679)	6	(132)	188	8,711	186	17,099
Current financial instruments - liabilities(a)	487	–	(5)	8	(287)	–	–	203
Current financial debt and related financial instruments	15,038	(6,501)	1	(130)	(53)	8,593	160	17,108

Financial debt and financial assets classified as held for sale	301	–	(10)	22	–	–	–	313
NET FINANCIAL DEBT	62,200	9,071	(462)	25	191	–	1,818	72,843
(a)	Fair value or cash flow hedge instruments and other non-hedge debt-related derivative instruments.

			Non-cash changes
			Change in
	As of		scope,	First			Reclassification		As of
	January 1,	Cash	including IFRS 5	application	Foreign	Changes in	Non-current /		December 31,
(M$)	2019	changes	reclassification	IFRS 16	currency	fair value	Current	Other	2019
Non-current financial instruments - assets(a) and non-current financial assets	(680)	21	12	(50)	4	(71)	144	(292)	(912)
Non-current financial debt	40,129	8,110	(731)	4,805	(48)	484	(6,661)	1,685	47,773
Non-current financial debt and related financial instruments	39,449	8,131	(719)	4,755	(44)	413	(6,517)	1,393	46,861

Current financial instruments - assets(a)	(118)	125	–	–	2	(32)	(144)	(101)	(268)
Current borrowings	13,306	(5,954)	(35)	750	184	(26)	6,661	(67)	14,819
Current financial instruments - liabilities(a)	478	–	–	–	(6)	15	–	–	487
Current financial debt and related financial instruments	13,666	(5,829)	(35)	750	180	(43)	6,517	(168)	15,038

Financial debt and financial assets classified as held for sale	–	–	301	–	–	–	–	–	301
NET FINANCIAL DEBT	53,115	2,302	(453)	5,505	136	370	–	1,225	62,200

(a) Fair value or cash flow hedge instruments and other non-hedge debt-related derivative instruments.

Monetary changes in non-current financial debt are detailed as follows:

For the year ended December 31,
(M$)	2021	2020	2019
Issuance of non-current debt	808	16,075	8,668
Repayment of non-current debt	(1,167)	(275)	(538)
NET AMOUNT	(359)	15,800	8,131

D)  Cash and cash equivalents

Accounting principles

Cash and cash equivalents are composed of cash on hand and highly liquid short-term investments that are easily convertible into known amounts of cash and are subject to insignificant risks of changes in value.

Investments with maturity greater than three months and less than twelve months are shown under “Current financial assets”.

Changes in current financial assets and liabilities are included in the financing activities section of the Consolidated Statement of Cash Flows.

Cash and cash equivalents are detailed as follows:

For the year ended December 31,
(M$)	2021	2020	2019
Cash	13,544	14,518	16,456
Cash equivalents	7,798	16,750	10,896
TOTAL	21,342	31,268	27,352

Cash equivalents are mainly composed of deposits with a maturity of less than three months, deposited in government institutions or deposit banks selected in accordance with strict criteria.

As of December 31, 2021, the cash and cash equivalents include $3,097 million subject to restrictions, notably due to regulatory framework or to the fact they are owned by affiliates located in countries with exchange controls.

E)  Net-debt-to-capital ratio

For its internal and external communication needs, TotalEnergies calculates a debt ratio by dividing its net financial debt excluding leases by its capital.

The ratio is calculated as follows: Net debt excluding leases / (Equity + Net debt excluding leases)

As of December 31,
(M$)
(Assets) / Liabilities	2021	2020	2019
Current borrowings(a)	13,645	15,893	13,617
Other current financial liabilities	372	203	487
Current financial assets(a)	(12,183)	(4,519)	(3,847)
Net financial assets and liabilities held for sale or exchange	(4)	313	301
Non-current financial debt(a)	41,868	52,467	41,510
Non-current financial assets(a)	(1,557)	(3,762)	(748)
Cash and cash equivalents	(21,342)	(31,268)	(27,352)
Net financial debt	20,799	29,327	23,968

Shareholders’ equity – TotalEnergies share	111,736	103,702	116,778
Distribution of the income based on existing shares at the closing date	3,263	2,383	2,527
Shareholders’ equity	114,999	106,085	119,305

NET-DEBT-TO-CAPITAL RATIO EXCLUDING LEASES	15.3%	21.7%	16.7%

(a)	Excluding lease receivables & lease debts.

15.2 FAIR VALUE OF FINANCIAL INSTRUMENTS (EXCLUDING COMMODITY CONTRACTS)

Accounting principles

TotalEnergies uses derivative instruments to manage its exposure to risks of changes in interest rates, foreign exchange rates and commodity prices. These financial instruments are accounted for in accordance with IFRS 9, changes in fair value of derivative instruments are recognized in the income statement or in other comprehensive income and are recognized in the balance sheet in the accounts corresponding to their nature, according to the risk management strategy. The derivative instruments used by TotalEnergies are the following:

-     Cash management

Financial instruments used for cash management purposes are part of a hedging strategy of currency and interest rate risks within global limits set by TotalEnergies and are considered to be held for trading. Changes in fair value are systematically recorded in the income statement. The balance sheet value of those instruments is included in “Current financial assets” or “Other current financial liabilities”.

-     Long-term financing

When an external long-term financing is set up, specifically to finance subsidiaries, and when this financing involves currency and interest rate derivatives, these instruments are qualified as:

1)    Fair value hedge of the interest rate and currency risks on the external debt financing the loans to subsidiaries. Changes in fair value of derivatives are recognized in the income statement, as are changes in fair value of underlying financial debts and loans to subsidiaries.

The fair value of those hedging instruments of long-term financing is included in assets under “Non-current financial assets” or in liabilities under “Non-current financial debt” for the non-current portion. The current portion (less than one year) is accounted for in “Current financial assets” or “Other current financial liabilities”.

In case of the anticipated termination of derivative instruments accounted for as fair value hedges, the amount paid or received is recognized in the income statement and:

●   If this termination is due to an early cancellation of the hedged items, the adjustment previously recorded as revaluation of those hedged items is also recognized in the income statement;

●   If the hedged items remain in the balance sheet, the adjustment previously recorded as a revaluation of those hedged items is amortized over the remaining life of those items.

In case of a change in the strategy of the hedge (fair value hedge to cash flow hedge), if the components of the initial aggregated exposure had already been designated in a hedging relationship (FVH), TotalEnergies designates the new instrument as a hedging instrument of an aggregated position (CFH) without having to end the initial hedging relationship.

2)    Cash flow hedge when TotalEnergies implements a strategy of fixing interest rate and/or currency rate on the external debt. Changes in fair value are recorded in other comprehensive income for the effective portion of the hedging and in the income statement for the ineffective portion of the hedging. When the hedged transaction affects profit or loss, the fair value variations of the hedging instrument recorded in equity are also symmetrically recycled to the income statement.

The fair value of those hedging instruments of long-term financing is included in assets under “Non-current financial assets” or in liabilities under “Non-current financial debt” for the non-current portion. The current portion (less than one year) is accounted for in “Current financial assets” or “Other current financial liabilities”.

If the hedging instrument expires, is sold or terminated by anticipation, gains or losses previously recognized in equity remain in equity. Amounts are recycled to the income statement only when the hedged transaction affects profit or loss.

3)    In compliance with IFRS 9, TotalEnergies has decided to recognize in a separate component of the comprehensive income the variation of foreign currency basis spread (Cross Currency Swaps) identified in the hedging relationships qualified as fair value hedges and cash flow hedges.

-     Foreign subsidiaries’ equity hedge

Certain financial instruments hedge against risks related to the equity of foreign subsidiaries whose functional currency is not the euro (mainly the dollar). These instruments qualify as “net investment hedges” and changes in fair value are recorded in other comprehensive income under "Currency translation" for the effective portion of the hedging and in the income statement for the ineffective portion of the hedging. Gains or losses on hedging instruments previously recorded in equity, are reclassified to the income statement in the same period as the total or partial disposal of the foreign activity.

The fair value of these instruments is recorded under “Current financial assets” and ”Other current financial liabilities”.

-     Commitments to purchase shares held by non-controlling interests (put options written on minority interests)

Put options granted to non-controlling-interest shareholders are initially recognized as financial liabilities at the present value of the exercise price of the options with a corresponding reduction in shareholders’ equity - TotalEnergies share. The financial liability is subsequently measured at fair value at each balance sheet date in accordance with contractual clauses and any variation is recorded in the income statement (cost of debt).

A)  Impact on the income statement per nature of financial instruments

Assets and liabilities from financing activities

The impact on the income statement of financing assets and liabilities mainly includes:

●	Financial income on cash, cash equivalents, and current financial assets (notably current deposits beyond three months) classified as “Loans and receivables”;
●	Financial expense of long-term subsidiaries financing, associated hedging instruments (excluding ineffective portion of the hedge detailed below) and financial expense of short-term financing classified as “Financing liabilities and associated hedging instruments”;
●	Ineffective portion of bond hedging;
●	Financial income and financial expense on lease contracts and,
●	Financial income, financial expense and fair value of derivative instruments used for cash management purposes classified as “Assets and liabilities held for trading”.

Financial derivative instruments used for cash management purposes (interest rate and foreign exchange) are considered to be held for trading. Based on practical documentation issues, TotalEnergies did not elect to set up hedge accounting for such instruments. The impact on income statement of the derivatives is offset by the impact of loans and current liabilities they are related to. Therefore these transactions taken as a whole do not have a significant impact on the Consolidated Financial Statements.

For the year ended December 31,
(M$)	2021	2020	2019
Loans and receivables	188	154	200
Financing liabilities and associated hedging instruments	(1,373)	(1,660)	(1,897)
Fair value hedge (ineffective portion)	(10)	12	(1)
Lease assets and obligations	(413)	(422)	(417)
Assets and liabilities held for trading	83	(194)	(237)
IMPACT ON THE COST OF NET DEBT	(1,525)	(2,110)	(2,352)

B)  Impact of the hedging strategies

Fair value hedge instruments

The impact on the income statement of the bond hedging instruments which is recorded in the item “Financial interest on debt” in the Consolidated Statement of Income is detailed as follows:

For the year ended December 31,
(M$)	2021	2020	2019
Revaluation impact at market value of bonds	3,199	(4,004)	(762)
Swaps hedging bonds	(3,209)	4,016	761
INEFFECTIVE PORTION OF THE FAIR VALUE HEDGE	(10)	12	(1)

The ineffective portion is not representative of TotalEnergies’ performance considering its objective to hold swaps to maturity. The current portion of the swaps valuation is not subject to active management.

Net investment hedge

As of December 31, 2021, 2020 and 2019 TotalEnergies had no open forward contracts held in respect of net investment hedge strategies.

Cash flow hedge

The impact on the income statement and other comprehensive income of the bonds hedging instruments qualified as cash flow hedges is detailed as follows:

For the year ended December 31,
(M$)	2021	2020	2019
Profit (Loss) recorded in other comprehensive income of the period	(167)	(327)	(585)
Recycled amount from other comprehensive income to the income statement of the period	(113)	139	47

As of December 31, 2021, 2020 and 2019, the ineffective portion of these financial instruments is nil.

Hedging instruments and hedged items by strategy

Fair Value Hedge

The following charts regarding Fair Value Hedge, disclose by nature of hedging instruments (Interest Rate Swaps and Cross Currency Swaps):

-	The nominal amounts and carrying amounts of hedging instruments ;
-	The carrying amounts of hedged items and cumulative FVH adjustments included in the carrying amounts of the hedged items;
-	The hedged items that have ceased to be adjusted for hedging gains and losses.

For the year ended December 31, 2021
(M$)
							Cumulative FVH
		Nominal					adjustments included
		amount of	Carrying amount of		Carrying amount of		in the carrying amount		Line items in the
	Hedging	hedging	hedging instruments		hedged items		of the hedged items		statement of
Hedged items	instruments	instruments	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	financial position
	Interest Rate								Financial debt /
Bonds	Swaps	6,767	303	(36)	–	(7,037)	–	(837)	Financial assets
	Cross Currency								Financial debt /
Bonds	Swaps	9,566	154	(382)	–	(8,865)	–	701	Financial assets
End of hedging (before 2018)		–	–	–	–	–	–	(27)

For the year ended December 31 2020
(M$)
							Cumulative FVH
		Nominal					adjustments included
		amount of	Carrying amount of		Carrying amount of		in the carrying amount		Line items in the
	Hedging	hedging	hedging instruments		hedged items		of the hedged items		statement of
Hedged items	instruments	instruments	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	financial position
Bonds	Interest Rate								Financial debt /
	Swaps	8,063	527	(15)	–	(8,586)	–	(1,136)	Financial assets
Bonds	Cross Currency								Financial debt /
	Swaps	11,011	836	(211)	–	(11,109)	–	(98)	Financial assets
End of hedging (before 2018)		–	–	–	–	–	–	(47)

For the year ended December 31, 2019							Cumulative FVH
(M$)		Nominal					adjustments included
		amount of	Carrying amount of		Carrying amount of		in the carrying amount		Line item in the
	Hedging	hedging	hedging instruments		hedged items		of the hedged items		statement of
Hedged items	instruments	instruments	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	financial position
Bonds	Interest Rate Swaps	8,012	270	(75)	–	(7,450)	–	(795)	Financial debt / Financial assets
Bonds	Cross Currency Swaps	14,357	124	(1,011)	–	(14,357)	–	1,290	Financial debt / Financial assets
End of hedging (before 2018)		–	–	–	–	–	–	(71)

Cash Flow Hedge

The following charts regarding Cash Flow Hedge disclose the nominal amounts and carrying amounts by nature of hedging instruments (Interest Rate Swaps and Cross Currency Swaps).

According to IFRS 9, there is no accounting entry related to Cash Flow Hedge on hedged items.

Nominal
	Nature of	amount of	Carrying amount of		Line items in the
For the year ended December 31, 2021	hedging	hedging	hedging instruments		statement of
(M$)	instruments	instruments	Assets	Liabilities	financial position
	Interest Rate				Financial debt /
Bonds	Swaps	12,782	–	(736)	Financial assets
	Cross Currency				Financial debt /
Bonds	Swaps	17,511	372	(660)	Financial assets

Nominal
	Nature of	amount of	Carrying amount of		Line items in the
For the year ended December 31, 2020	hedging	hedging	hedging instruments		statement of
(M$)	instruments	instruments	Assets	Liabilities	financial position
	Interest Rate				Financial debt /
Bonds	Swaps	12,781	–	(1,441)	Financial assets
	Cross Currency				Financial debt /
Bonds	Swaps	17,511	1,856	(32)	Financial assets

Nominal
	Nature of	amount of	Carrying amount of		Line items in the
For the year ended December 31, 2019	hedging	hedging	hedging instruments		statement of
(M$)	instruments	instruments	Assets	Liabilities	financial position
	Interest Rate				Financial debt /
Bonds	Swaps	12,782	25	(527)	Financial assets
	Cross Currency				Financial debt /
Bonds	Swaps	12,604	19	(431)	Financial assets

C)  Maturity of derivative instruments

The maturity of the notional amounts of derivative instruments, excluding the commodity contracts, is detailed in the following table:

For the year ended December 31, 2021		Notional		Notional value schedule
(M$)	Fair	value	Fair	2023					2027
Assets / (Liabilities)	value	2022	value	and beyond	2023	2024	2025	2026	and beyond
Fair value hedge
Swaps hedging bonds (assets)	42	566	415	9,659
Swaps hedging bonds (liabilities)	(316)	3,737	(102)	2,371
Total swaps hedging bonds - fair value hedge	(274)	4,303	313	12,030	3,858	2,087	1,630	202	4,253
Cash flow hedge
Swaps hedging bonds (assets)	–	–	372	7,149
Swaps hedging bonds (liabilities)	–	–	(1,396)	23,144
Total swaps hedging bonds - cash flow hedge	–	–	(1,024)	30,293	1,000	3,659	4,459	4,068	17,107
Forward exchange contracts related to operating activities (assets)	–	36	–	–
Forward exchange contracts related to operating activities (liabilities)	(8)	283	(14)	366
Total forward exchange contracts related to operating activities	(8)	319	(14)	366	171	195	–	–	–
Held for trading
Other interest rate swaps (assets)	13	20,876	78	5,170
Other interest rate swaps (liabilities)	(19)	6,470	(41)	2,561
Total other interest rate swaps	(6)	27,346	37	7,731	1,708	2,856	2,111	751	305
Currency swaps and forward exchange contracts (assets)	65	9,769	17	367
Currency swaps and forward exchange contracts (liabilities)	(37)	5,065	–	(16)
Total currency swaps and forward exchange contracts	28	14,834	17	351	265	86	–	–	–

Notional amounts set the levels of commitment and are indicative nor of a contingent gain or loss neither of a related debt.

For the year ended December 31, 2020		Notional		Notional value schedule
(M$)	Fair	value	Fair	2022					2026
Assets / (Liabilities)	value	2021	value	and beyond	2022	2023	2024	2025	and beyond
Fair value hedge
Swaps hedging bonds (assets)	18	1,250	1,365	12,642
Swaps hedging bonds (liabilities)	(104)	1,445	(142)	3,737
Total swaps hedging bonds - fair value hedge	(86)	2,695	1,223	16,379	4,350	3,858	2,087	1,630	4,454
Cash flow hedge
Swaps hedging bonds (assets)	–	–	1,856	16,259
Swaps hedging bonds (liabilities)	–	–	(1,473)	14,033
Total swaps hedging bonds - cash flow hedge	–	–	383	30,292	–	1,000	3,659	4,459	21,174
Forward exchange contracts related to operating activities (assets)	16	262	20	394
Forward exchange contracts related to operating activities (liabilities)	–	–	–	–
Total forward exchange contracts related to operating activities	16	262	20	394	276	118	–	–	–
Held for trading
Other interest rate swaps (assets)	10	22,011	84	3,214
Other interest rate swaps (liabilities)	(51)	7,693	(116)	3,695
Total other interest rate swaps	(41)	29,704	(32)	6,909	2,067	764	2,004	1,937	137
Currency swaps and forward exchange contracts (assets)	39	3,323	5	344
Currency swaps and forward exchange contracts (liabilities)	(48)	2,580	(2)	54
Total currency swaps and forward exchange contracts	(9)	5,903	3	398	189	145	64	–	–

Notional amounts set the levels of commitment and are indicative nor of a contingent gain or loss neither of a related debt.

For the year ended December 31, 2019		Notional		Notional value schedule
(M$)	Fair	value	Fair	2021					2025
Assets / (Liabilities)	value	2020	value	and beyond	2021	2022	2023	2024	and beyond
Fair value hedge
Swaps hedging bonds (assets)	–	–	469	10,896
Swaps hedging bonds (liabilities)	(423)	3,346	(736)	8,127
Total swaps hedging bonds - fair value hedge	(423)	3,346	(267)	19,023	2,695	4,298	3,858	2,337	5,835
Cash flow hedge
Swaps hedging bonds (assets)	–	–	43	4,062
Swaps hedging bonds (liabilities)	–	–	(958)	21,324
Total swaps hedging bonds - cash flow hedge	–	–	(915)	25,386	–	–	1,000	3,659	20,727
Forward exchange contracts related to operating activities (assets)	1	29	–	–
Forward exchange contracts related to operating activities (liabilities)	–	–	–	–
Total forward exchange contracts related to operating activities	1	29	–	–	–	–	–	–	–
Held for trading
Other interest rate swaps (assets)	11	23,522	50	2,225
Other interest rate swaps (liabilities)	(24)	16,007	(44)	3,475
Total other interest rate swaps	(13)	39,529	6	5,700	2,217	1,463	18	1,820	182
Currency swaps and forward exchange contracts (assets)	111	6,446	17	431
Currency swaps and forward exchange contracts (liabilities)	(39)	4,455	–	131
Total currency swaps and forward exchange contracts	72	10,901	17	562	529	33	–	–	–

Notional amounts set the levels of commitment and are indicative nor of a contingent gain or loss neither of a related debt.

D)  Fair value hierarchy

Accounting principles

According to IFRS 13, fair values are estimated for the majority of TotalEnergies’ financial instruments, with the exception of publicly traded equity securities and marketable securities for which the market price is used.

Estimations of fair value, which are based on principles such as discounting future cash flows to present value, must be weighted by the fact that the value of a financial instrument at a given time may be influenced by the market environment (liquidity especially), and also the fact that subsequent changes in interest rates and exchange rates are not taken into account.

As a consequence, the use of different estimates, methodologies and assumptions could have a material effect on the estimated fair value amounts.

The methods used are as follows:

-     Financial debts, swaps

The market value of swaps and of bonds that are hedged by those swaps has been determined on an individual basis by discounting future cash flows with the market curves existing at year-end.

-     Other financial instruments

The fair value of interest rate swaps and of FRA’s (Forward Rate Agreements) is calculated by discounting future cash flows on the basis of market curves existing at year-end after adjustment for interest accrued but unpaid. Forward exchange contracts and currency swaps are valued on the basis of a comparison of the negotiated forward rates with the rates in effect on the financial markets at year-end for similar maturities.

Exchange options are valued based on models commonly used by the market.

The fair value hierarchy for financial instruments, excluding commodity contracts, is as follows:

	Quoted prices in
	active markets	Prices based	Prices based on
	for identical	on observable	non observable
As of December 31, 2021	assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Fair value hedge instruments	–	39	–	39
Cash flow hedge instruments	–	(1,052)	–	(1,052)
Assets and liabilities held for trading	–	82	–	82
Equity instruments	501	–	–	501
TOTAL	501	(931)	–	(430)

	Quoted prices in
	active markets	Prices based	Prices based on
	for identical	on observable	non observable
As of December 31, 2020	assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Fair value hedge instruments	–	1,137	–	1,137
Cash flow hedge instruments	–	408	–	408
Assets and liabilities held for trading	–	(68)	–	(68)
Equity instruments	706	–	–	706
TOTAL	706	1,477	–	2,183

	Quoted prices in
	active markets	Prices based	Prices based on
	for identical	on observable	non observable
As of December 31, 2019	assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Fair value hedge instruments	–	(690)	–	(690)
Cash flow hedge instruments	–	(915)	–	(915)
Assets and liabilities held for trading	–	82	–	82
Equity instruments	240	–	–	240
TOTAL	240	(1,523)	–	(1,283)

15.3 FINANCIAL RISKS MANAGEMENT

Financial markets related risks

As part of its financing and cash management activities, TotalEnergies uses derivative instruments to manage its exposure to changes in interest rates and foreign exchange rates. These instruments are mainly interest rate and currency swaps. TotalEnergies may also occasionally use futures contracts and options. These operations and their accounting treatment are detailed in Notes 14, 15.1 and 15.2 to the Consolidated Financial Statements.

Risks relative to cash management operations and to interest rate and foreign exchange financial instruments are managed according to rules set by TotalEnergies' General Management, which provide for regular pooling of available cash balances, open positions and management of the financial instruments by the Treasury Department. Excess cash of TotalEnergies is deposited mainly in government institutions, deposit banks, or major companies through deposits, reverse repurchase agreements and purchase of commercial paper. Liquidity positions and the management of financial instruments are centralized by the Treasury Department, where they are managed by a team specialized in foreign exchange and interest rate market transactions.

The Cash Monitoring-Management Unit within the Treasury Department monitors limits and positions per bank on a daily basis and results of the Front Office. This unit also prepares marked-to-market valuations of used financial instruments and, when necessary, performs sensitivity analyses.

Counterparty risk

TotalEnergies has established standards for market transactions under which any banking counterparty must be approved in advance, based on an assessment of the counterparty’s financial solidity (multi-criteria analysis including notably a review of its Credit Default Swap (CDS) level, credit ratings from Standard & Poor’s and Moody’s, which must be of high standing, and general financial situation).

An overall credit limit is set for each authorised financial counterparty and is allocated amongst the affiliates and TotalEnergies' central treasury entities, according to TotalEnergies' financial needs.

To reduce the market valuation risk on its commitments, in particular relating to derivative instruments, the Treasury Department has entered into margin call agreements with its counterparties, in compliance with applicable regulations. Moreover, since December 21, 2018 and pursuant to Regulation (EU) No. 648/2012 on OTC derivatives, central counterparties and trade repositories (EMIR), any new interest rate hedging swap (excluding cross currency swaps) entered into by a TotalEnergies' entity is now subject to central clearing.

Since September 1, 2021, Totalenergies applies the delegated Regulation (EU) No. 2016/2251 (supplementing Regulation (EU) No 648/2012), regarding initial margin calls on certain OTC derivative contracts not cleared by central counterparty.

Short-term interest rate exposure and cash

Cash balances, primarily composed of euros and dollars, are managed according to the guidelines established by TotalEnergies’ General Management (to maintain an adequate level of liquidity, optimize revenue from investments considering existing interest rate yield curves, and minimize the cost of borrowing) based on a daily interest rate benchmark, primarily through short-term interest rate swaps and short-term currency swaps.

As part of the reform of interest rate benchmarks, and following the end of publication of the EONIA rate, TotalEnergies transited to the ESTR for the concerned swaps.

Interest rate risk on non-current debt

TotalEnergies’ policy consists in incurring long-term debt at a floating or fixed rate, depending on TotalEnergies’ general corporate needs and the interest rate environment at the time of issuance, mainly in dollars or euros. Long-term interest rate and currency swaps may be entered into for the purpose of hedging bonds at the time of issuance, synthetically resulting in the incurrence of variable or fixed rate debt. In order to partially alter the interest rate exposure of its long-term indebtedness, TotalEnergies may also enter into long-term interest rate swaps on an ad-hoc basis.

Currency exposure

TotalEnergies generally seeks to minimize the currency exposure of each entity to its functional currency (primarily the dollar, the euro, the pound sterling and the Norwegian krone).

For currency exposure generated by commercial activity, the hedging of revenues and costs in foreign currencies is typically performed using currency operations on the spot market and, in some cases, on the forward market. TotalEnergies rarely hedges future cash flows, although it may use options to do so.

With respect to currency exposure linked to non-current assets, TotalEnergies has a hedging policy of financing these assets in their functional currency.

Net short-term currency exposure is periodically monitored against limits set by TotalEnergies’ General Management.

The non-current debt described in Note 15.1 to the Consolidated Financial Statements is generally raised by the corporate treasury entities either directly in dollars or in euros, or in other currencies which are then exchanged for dollars or euros through swap issuances to appropriately match general corporate needs. The proceeds from these debt issuances are loaned to affiliates whose accounts are kept in dollars or in euros. Thus, the net sensitivity of these positions to currency exposure is not significant.

TotalEnergies’ short-term currency swaps, the notional value of which appears in Note 15.2 to the Consolidated Financial Statements, are used to attempt to optimize the centralized cash management of TotalEnergies. Thus, the sensitivity to currency fluctuations which may be induced is likewise considered negligible.

Sensitivity analysis on interest rate and foreign exchange risk

The tables below present the potential impact of an increase or decrease of 10 basis points on the interest rate yield curves for each of the currencies on the fair value of the current financial instruments as of December 31, 2021, 2020 and 2019.

			Change in fair value due to a change in
			interest rate by
Assets / (Liabilities)	Carrying	Estimated	+ 10 basis	- 10 basis
(M$)	amount	fair value	points	points
As of December 31, 2021
Bonds (non-current portion, before swaps)	(39,256)	(42,888)	349	(349)
Swaps hedging bonds (liabilities)	(1,498)	(1,498)	–	–
Swaps hedging bonds (assets)	787	787	–	–
Total swaps hedging bonds (assets and liabilities)	(711)	(711)	(34)	34
Current portion of non-current debt after swaps (excluding lease obligations)	(5,073)	(5,077)	5	(5)
Other interest rates swaps	31	31	16	(16)
Currency swaps and forward exchange contracts	45	45	–	–
As of December 31, 2020
Bonds (non-current portion, before swaps)	(46,239)	(52,246)	440	(440)
Swaps hedging bonds (liabilities)	(1,615)	(1,615)	–	–
Swaps hedging bonds (assets)	3,221	3,221	–	–
Total swaps hedging bonds (assets and liabilities)	1,606	1,606	(70)	70
Current portion of non-current debt after swaps (excluding lease obligations)	(4,674)	(4,696)	2	(2)
Other interest rates swaps	(73)	(73)	18	(18)
Currency swaps and forward exchange contracts	(6)	(6)	–	–
As of December 31, 2019
Bonds (non-current portion, before swaps)	(38,657)	(41,805)	247	(247)
Swaps hedging bonds (liabilities)	(1,694)	(1,694)	–	–
Swaps hedging bonds (assets)	512	512	–	–
Total swaps hedging bonds (assets and liabilities)	(1,182)	(1,182)	(44)	44
Current portion of non-current debt after swaps (excluding lease obligations)	(5,331)	(5,332)	1	(1)
Other interest rates swaps	(7)	(7)	18	(18)
Currency swaps and forward exchange contracts	89	89	–	–

The impact of changes in interest rates on the cost of debt before tax is as follows:

For the year ended December 31,
(M$)	2021	2020	2019
Cost of net debt	(1,525)	(2,110)	(2,352)
Interest rate translation of :
+ 10 basis points	47	29	27
‑10 basis points	(47)	(29)	(27)

As a result of the policy for the management of currency exposure previously described, TotalEnergies' sensitivity to currency exposure is primarily influenced by the net equity of the subsidiaries whose functional currency is the euro and the ruble, and to a lesser extent, the pound sterling and the Norwegian krone.

This sensitivity is reflected in the historical evolution of the currency translation adjustment recorded in the statement of changes in consolidated shareholders’ equity which, over the course of the last three years, is essentially related to the fluctuation of the euro, the ruble and the pound sterling and is set forth in the table below:

	Dollar / Euro exchange	Dollar / Pound sterling	Dollar / Ruble exchange
	rates	exchange rates	rates
December 31, 2021	0.88	0.74	75.31
December 31, 2020	0.81	0.73	74.54
December 31, 2019	0.89	0.76	62.27

As of December 31, 2021				Pound		Other
(M$)	Total	Euro	Dollar	sterling	Ruble	currencies
Shareholders’ equity at historical exchange rate	124,407	24,617	70,030	6,064	10,596	13,100
Currency translation adjustment before net investment hedge	(12,666)	(4,239)	–	(1,902)	(4,281)	(2,244)
Net investment hedge – open instruments	(5)	(5)	–	–	–	–
Shareholders’ equity at exchange rate as of December 31, 2021	111,736	20,373	70,030	4,162	6,315	10,856

As of December 31, 2020				Pound		Other
(M$)	Total	Euro	Dollar	sterling	Ruble	currencies
Shareholders’ equity at historical exchange rate	113,958	28,893	60,613	4,494	9,913	10,045
Currency translation adjustment before net investment hedge	(10,279)	(2,448)	–	(1,726)	(4,253)	(1,852)
Net investment hedge – open instruments	23	23	–	–	–	–
Shareholders’ equity at exchange rate as of December 31, 2020	103,702	26,468	60,613	2,768	5,660	8,193

As of December 31, 2019				Pound		Other
(M$)	Total	Euro	Dollar	sterling	Ruble	currencies
Shareholders’ equity at historical exchange rate	128,281	37,687	66,005	5,635	9,900	9,054
Currency translation adjustment before net investment hedge	(11,501)	(4,443)	–	(1,830)	(3,355)	(1,873)
Net investment hedge – open instruments	(2)	(2)	–	–	–	–
Shareholders’ equity at exchange rate as of December 31, 2019	116,778	33,241	66,005	3,805	6,545	7,182

Based on the 2021 financial statements, a conversion using rates different from + or - 10% for each of the currencies below would have the following impact on shareholders equity and net income (TotalEnergies share):

As of December 31, 2021		Pound
(M$)	Euro	sterling	Ruble
Impact of an increase of 10% of exchange rates on:
– shareholders equity	2,037	416	631
– net income (TotalEnergies share)	72	176	109
Impact of a decrease of (10)% of exchange rates on :
– shareholders equity	(2,037)	(416)	(631)
– net income (TotalEnergies share)	(72)	(176)	(109)

Stock market risk

TotalEnergies holds interests in a number of publicly-traded companies (see Note 8 to the Consolidated Financial Statements). The market value of these holdings fluctuates due to various factors, including stock market trends, valuations of the sectors in which the companies operate, and the economic and financial condition of each individual company.

Liquidity risk

TotalEnergies SE has committed credit facilities granted by international banks allowing it to benefit from significant liquidity reserves.

As of December 31, 2021, these credit facilities amounted to $10,679 million and were entirely unutilized. The agreements underpinning credit facilities granted to TotalEnergies SE do not contain conditions related to TotalEnergies’ financial ratios, to its credit ratings from specialized agencies, or to the occurrence of events that could have a material adverse effect on its financial position.

As of December 31, 2021, the aggregated amount of the main committed credit facilities granted by international banks to the TotalEnergies’ companies, including TotalEnergies SE, was $12,314 million, of which $11,591 million were unutilized. Credit facilities granted to the TotalEnergies’ companies other than TotalEnergies SE are not intended to fund TotalEnergies’ general corporate purposes; they are intended to fund either general corporate purposes of the borrowing affiliate, or a specific project.

The following tables show the maturity of the financial assets and liabilities of TotalEnergies as of December 31, 2021, 2020 and 2019 (see Note 15.1 to the Consolidated Financial Statements).

As of December 31, 2021
Assets/(Liabilities)	Less than					More than
(M$)	one year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
Non-current financial debt (notional value excluding interests)	–	(6,073)	(6,328)	(4,420)	(3,314)	(28,495)	(48,630)
Non-current financial assets excluding derivative financial instruments	–	41	41	38	37	1,365	1,522
Current borrowings	(15,035)	–	–	–	–	–	(15,035)
Other current financial liabilities	(372)	–	–	–	–	–	(372)
Current financial assets	12,315	–	–	–	–	–	12,315
Assets and liabilities available for sale or exchange	4	–	–	–	–	–	4
Cash and cash equivalents	21,342	–	–	–	–	–	21,342
Net amount before financial expense	18,254	(6,032)	(6,287)	(4,382)	(3,277)	(27,130)	(28,854)
Financial expense on non-current financial debt	(821)	(786)	(664)	(576)	(506)	(5,197)	(8,550)
Interest differential on swaps	(217)	(235)	(232)	(229)	(221)	(836)	(1,970)
NET AMOUNT	17,216	(7,053)	(7,183)	(5,187)	(4,004)	(33,163)	(39,374)

As of December 31, 2020
Assets/(Liabilities)	Less than					More than
(M$)	one year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
Non-current financial debt (notional value excluding interests)	–	(9,849)	(5,762)	(5,990)	(4,321)	(30,951)	(56,873)
Non-current financial assets excluding derivative financial instruments	–	59	42	45	46	1,259	1,451
Current borrowings	(17,099)	–	–	–	–	–	(17,099)
Other current financial liabilities	(203)	–	–	–	–	–	(203)
Current financial assets	4,630	–	–	–	–	–	4,630
Assets and liabilities available for sale or exchange	(313)	–	–	–	–	–	(313)
Cash and cash equivalents	31,268	–	–	–	–	–	31,268
Net amount before financial expense	18,283	(9,790)	(5,720)	(5,945)	(4,275)	(29,692)	(37,139)
Financial expense on non-current financial debt	(930)	(888)	(825)	(696)	(603)	(5,833)	(9,775)
Interest differential on swaps	(163)	(149)	(158)	(173)	(196)	(930)	(1,769)
NET AMOUNT	17,190	(10,827)	(6,703)	(6,814)	(5,074)	(36,455)	(48,683)

As of December 31, 2019
Assets/(Liabilities)	Less than					More than
(M$)	one year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
Non-current financial debt (notional value excluding interests)	–	(5,683)	(6,102)	(5,172)	(5,802)	(24,435)	(47,194)
Non-current financial assets excluding derivative financial instruments	–	68	24	9	4	228	333
Current borrowings	(14,819)	–	–	–	–	–	(14,819)
Other current financial liabilities	(487)	–	–	–	–	–	(487)
Current financial assets	3,992	–	–	–	–	–	3,992
Assets and liabilities available for sale or exchange	(301)	–	–	–	–	–	(301)
Cash and cash equivalents	27,352	–	–	–	–	–	27,352
Net amount before financial expense	15,737	(5,615)	(6,078)	(5,163)	(5,798)	(24,207)	(31,124)
Financial expense on non-current financial debt	(807)	(724)	(650)	(594)	(482)	(2,215)	(5,472)
Interest differential on swaps	(350)	(325)	(297)	(255)	(224)	(1,046)	(2,497)
NET AMOUNT	14,580	(6,664)	(7,025)	(6,012)	(6,504)	(27,468)	(39,093)

The following table sets forth financial assets and liabilities related to operating activities as of December 31, 2021, 2020 and 2019 (see Note 14 of the Notes to the Consolidated Financial Statements).

As of December 31,
Assets/(Liabilities)
(M$)	2021	2020	2019
Accounts payable	(36,837)	(23,574)	(28,394)
Other operating liabilities	(27,294)	(14,302)	(16,262)
including derivative financial instruments related to commodity contracts (liabilities)	(16,166)	(3,666)	(5,333)
Accounts receivable, net	21,983	14,068	18,488
Other operating receivables	29,553	8,043	11,506
including derivative financial instruments related to commodity contracts (assets)	22,412	1,428	4,791
TOTAL	(12,595)	(15,765)	(14,662)

These financial assets and liabilities mainly have a maturity date below one year.

Credit risk

Credit risk is defined as the risk of the counterparty to a contract failing to perform or pay the amounts due.

TotalEnergies is exposed to credit risks in its operating and financing activities. TotalEnergies' maximum exposure to credit risk is partially related to financial assets recorded on its balance sheet, including energy derivative instruments that have a positive market value.

The following table presents TotalEnergies' maximum credit risk exposure:

As of December 31,
Assets/(Liabilities)
(M$)	2021	2020	2019
Loans to equity affiliates (note 8)	4,532	5,129	3,999
Loans and advances (note 6)	2,107	2,458	1,982
Other non-current financial assets related to operational activities (note 6)	312	287	332
Non-current financial assets (note 15.1)	2,404	4,781	912
Accounts receivable (note 5)	21,983	14,068	18,488
Other operating receivables (note 5)	29,553	8,043	11,506
Current financial assets (note 15.1)	12,315	4,630	3,992
Cash and cash equivalents (note 15.1)	21,342	31,268	27,352
TOTAL	94,548	70,664	68,563

The valuation allowance on accounts receivable, other operating receivables and on loans and advances is detailed  in Notes 5 and 6 to the Consolidated Financial Statements.

As part of its credit risk management related to operating and financing activities, TotalEnergies has developed margining agreements with certain counterparties. As of December 31, 2021, the net margin call paid amounted to $7,299 million (against $(1,556) million paid as of December 31, 2020 and $2,486 million paid as of December 31, 2019).

TotalEnergies has established a number of programs for the sale of receivables, without recourse, with various banks, primarily to reduce its exposure to such receivables. As a result of these programs TotalEnergies retains no risk of payment default after the sale, but may continue to service the customer accounts as part of a service arrangement on behalf of the buyer and is required to pay to the buyer payments it receives from the customers relating to the receivables sold. As of December 31, 2021, the net value of receivables sold amounted to $8,347 million. TotalEnergies has substantially transferred all the risks and rewards related to receivables. No financial asset or liability remains recognized in the consolidated balance sheet after the date of sale.

Furthermore, in 2021, TotalEnergies conducted several operations of reverse factoring. The value of factored payables outstanding at year-end is $383 million.

Credit risk is managed by TotalEnergies' business segments as follows:

-     Integrated Gas, Renewables & Power segment

-	Gas & Power activities

Trading of gas & power activities deal with counterparties in the energy, industrial and financial sectors throughout the world. Financial institutions providing credit risk coverage are highly rated international banks and insurance groups.

Potential counterparties are subject to credit assessment and approval before concluding transactions and are thereafter subject to regular review, including re-appraisal and approval of the limits previously granted.

The creditworthiness of counterparties is assessed based on an analysis of quantitative and qualitative data regarding financial standing and business risks, together with the review of any relevant third party and market information, such as data published by rating agencies. On this basis, credit limits are defined for each potential counterparty and, where appropriate, transactions are subject to specific authorizations.

Credit exposure, which is essentially an economic exposure or an expected future physical exposure, is permanently monitored and subject to sensitivity measures.

Credit risk is mitigated by the systematic use of industry standard contractual frameworks that permit netting, enable requiring added security in case of adverse change in the counterparty risk, and allow for termination of the contract upon occurrence of certain events of default.

About the professionals and retail gas and power sales activities, credit risk management policy is adapted to the type of customer either through the use of procedures of prepayments and appropriate collection, especially for mass customers or through credit insurances and sureties/guarantees obtaining.  For the Professionals segment, the segregation of duties between the commercial and financial teams allows an “a priori” control of risks.

-	Other activities

Internal procedures include rules on credit risk management. Procedures to monitor customer risk are defined at the local level, especially for SunPower,  Saft Groupe and Greenflex (rules for the approval of credit limits, use of guarantees, monitoring and assessment of the receivables portfolio,...).

-     Exploration & Production segment

Risks arising under contracts with government authorities or other oil companies or under long-term supply contracts necessary for the development of projects are evaluated during the project approval process. The long-term aspect of these contracts and the high-quality of the other parties lead to a low level of credit risk.

Risks related to commercial operations, other than those described above (which are, in practice, directly monitored by subsidiaries), are subject to procedures for establishing credit limits and reviewing outstanding balances.

-     Refining & Chemicals segment

-	Refining & Chemicals activities

Credit risk is primarily related to commercial receivables. Internal procedures of Refining & Chemicals include rules for the management of credit describing the fundamentals of internal control in this domain. Each Business Unit implements the procedures of the activity for managing and provisioning credit risk according to the size of the subsidiary and the market in which it operates. The principal elements of these procedures are:

-	implementation of credit limits with different authorization schemes;
-	use of insurance policies or specific guarantees (letters of credit);
-	regular monitoring and assessment of overdue accounts (aging balance), including dunning procedures.

Counterparties are subject to credit assessment and approval prior to any transaction being concluded. Regular reviews are made for all active counterparties including a re-appraisal and renewing of the granted credit limits. The limits of the counterparties are assessed based on quantitative and qualitative data regarding financial standing, together with the review of any relevant third party and market information, such as that provided by rating agencies and insurance companies.

-	Trading & Shipping activities

Trading & Shipping deals with commercial counterparties and financial institutions located throughout the world. Counterparties to physical and derivative transactions are primarily entities involved in the oil and gas industry or in the trading of energy commodities, or financial institutions. Credit risk coverage is arranged with financial institutions, international banks and insurance groups selected in accordance with strict criteria.

The Trading & Shipping division applies a strict policy of internal delegation of authority in order to set up credit limits by country and counterparty and approval processes for specific transactions. Credit exposures contracted under these limits and approvals are monitored on a daily basis.

Potential counterparties are subject to credit assessment and approval prior to any transaction being concluded and all active counterparties are subject to regular reviews, including re-appraisal and approval of granted limits. The creditworthiness of counterparties is assessed based on an analysis of quantitative and qualitative data regarding financial standing and business risks, together with the review of any relevant third party and market information, such as ratings published by Standard & Poor’s, Moody’s Investors Service and other agencies.

Contractual arrangements are structured so as to maximize the risk mitigation benefits of netting between transactions wherever possible and additional protective terms providing for the provision of security in the event of financial deterioration and the termination of transactions on the occurrence of defined default events are used to the greatest permitted extent.

Credit risks in excess of approved levels are secured by means of letters of credit and other guarantees, cash deposits and insurance arrangements. In respect of derivative transactions, risks are secured by margin call contracts wherever possible.

-     Marketing & Services segment

Internal procedures for the Marketing & Services division include rules on credit risk that describe the basis of internal control in this domain, including the segregation of duties between commercial and financial operations.

Credit policies are defined at the local level and procedures to monitor customer risk are implemented (credit committees at the subsidiary level, the creation of credit limits for corporate customers, etc.). Each entity also implements monitoring of its outstanding receivables. Risks related to credit may be mitigated or limited by subscription of credit insurance and/or requiring security or guarantees.